UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the quarter ended:                     June 30, 2000

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.}:     [  ] is a restatement
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Thomas H. Lee
Address:       c/o Thomas H. Lee Company
               75 State Street
               Boston, MA  02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Andrew D. Flaster, Vice President
Title:         Vice President
Phone:         (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on ________ day of August, 2000.

Thomas H. Lee
(Name of Institutional Manager)

/s/Andrew D. Flaster
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers:           0

Form 13F Information Table Entry Total       8

Form 13F Information Table Value Total       $1,047,606,578

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

Item 1         Item 2    Item 3    Item 4       Item 5                Item 6                 Item 7         Item 8

                                                                                                           Voting
                                   Fair         Shares of             Investment                            Authority
Name of       Title of  CUSIP      Market       Principal             Discretion             Managers       (Shares)
Issuer        Class     Number     Value        Amount         (a) Sole (b)Shared  (c)Shared see        (a) Sole  (b)Shared (c)None
                                                                        as Defined  Other    Instr.V
                                                                        In Instr.V

Tucker        Common    35644K103   90,327,546   5,018,197     5,018,197                                5,018,197
Anthony
Sutro Inc.

Fisher        Common    338032204  484,802,753  19,587,990    19,587,990                               19,587,990
Scientific
International,
Inc.

Finlay        Common    317884104   11,497,915     884,455       884,455                                  884,455
Enterprises,
Inc.

Livent, Inc.  Common    538032108            0   1,527,272     1,527,272                                1,527,272


Rayovac       Common    755081106  259,237,533  11,586,035    11,586,035                               11,586,035
Corporation

Cott          Common    999300445   57,000,000   9,500,000     9,500,000                                9,500,000
Corporation

Just for      Common    48213P106            0     926,335       926,335                                  926,335
Feet, Inc.

Mattel, Inc.  Common    677081706  144,740,831  10,975,608    10,975,608                              10,975,608

COLUMN
TOTALS                           1,047,606,578